FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07215

                       Prudential Total Return Bond Fund, Inc.

               (Exact name of registrant as specified in charter)


     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

               (Address of principal executive offices) (Zip Code)


                             Jonathan D. Shain, Esq.
     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 973-802-6469

                      Date of fiscal year-end: October 31

                     Date of reporting period: June 30, 2010




Item 1. Proxy Voting Record

In determining votes against management, any ballot that management did not make a recommendation is considered to be "FOR" regardless of the vote cast. Any "Abstain" vote cast is considered as voted, and to be against the management recommendation.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07215
Reporting Period: 07/01/2009 - 06/30/2010
Prudential Total Return Bond Fund, Inc.









========== PRUDENTIAL TOTAL RETURN BOND FUND, INC. - SUB-ADVISER: PIM ==========



XL CAPITAL LTD

Ticker:       XL             Security ID:  98372PAJ7
Meeting Date: APR 30, 2010   Meeting Type: Special
Record Date:  MAR 5, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
S1    To approve the scheme of arrangement    For       Abstain      Management
      proposal, as described in the
      accompanying preference shareholder
      circular
S2    To approve a motion to adjourn the      For       Abstain      Management
      special scheme meeting to a later date
      to solicit additional proxies if there
      are insufficient proxies to approve the
      scheme of arrangement proposal at the
      time of the special scheme meeting

========== END NPX REPORT


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




Prudential Total Return Bond Fund, Inc.


By




/s/ Judy A. Rice*
      (Jonathan D. Shain)





Judy A. Rice, President

*By Power of Attorney dated March 9, 2010. Incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A for Prudential Global Real Estate Fund
(File No. 333-42705) filed via EDGAR on March 15, 2010


Date: August 6, 2010